INVESTMENTS - Investment funds (Operating data) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INVESTMENTS
Carrying value under equity investments	¥ 33,103		¥ 35,800
Operating data of equity method investments:
Revenue	62,409	$ 8,925	53,294	¥ 44,510
Gross profit	50,287	7,192	43,304	36,389
Net income/(loss)	33,386	4,775	17,227	10,002
Equity in (loss)/income of affiliates	353	$ 50	2,828	1,072
Total cash paid for equity method investments	373		53	543
Equity investments
Operating data of equity method investments:
Revenue	44,208		41,540	30,885
Gross profit	24,665		22,297	17,698
Income/(loss) from operations	5,752		4,149	2,557
Net income/(loss)	3,091		5,575	888
Net (loss)/income attributable to equity method investments	289		3,329	983
Equity dilution impact	64		51	89
Impairment, net of tax			(552)
Equity in (loss)/income of affiliates	353		2,828	¥ 1,072
Investment funds
INVESTMENTS
Carrying value under equity investments	4,600		5,300
Other equity investments
INVESTMENTS
Carrying value under equity investments	2,500		2,700
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INVESTMENTS
Carrying value under equity investments	¥ 884		¥ 7,100